Expenses for shipping activities and other expenses from operating activities - General administrative expenses (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) employee	Dec. 31, 2024 USD ($) employee	Dec. 31, 2023 USD ($) employee
Analysis of income and expense [abstract]
Wages and salaries	$ (31,662)	$ (20,797)	$ (10,342)
Social security costs	(4,141)	(3,293)	(1,204)
Provision for employee benefits	(66)	13	140
Equity-settled share-based payments (Note 23)	0	0	(3,945)
Other employee benefits	(3,611)	(2,019)	(1,047)
Capitalized costs	0	960	0
Employee benefits	(39,480)	(25,136)	(16,398)
Administrative expenses	(100,272)	(50,272)	(42,766)
Tonnage Tax	(2,497)	(2,205)	(3,586)
Claims	0	(477)	(76)
Provisions	274	324	294
Total general and administrative expenses	$ (141,975)	$ (77,766)	$ (62,532)
Average number of full time equivalents (shore staff including ship management) | employee	302.26	285.24	198.47